Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	173,144,821.14	14,372
Yield Supplement Overcollateralization Amount 01/31/26	7,430,937.21	0
Receivables Balance 01/31/26	180,575,758.35	14,372
Principal Payments	9,525,149.61	277
Defaulted Receivables	378,666.58	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	6,799,021.43	0
Pool Balance at 02/28/26	163,872,920.73	14,076

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.19%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	4,755,139.55	261
Past Due 61-90 days	1,155,292.94	67
Past Due 91-120 days	201,322.84	12
Past Due 121+ days	0.00	0
Total	6,111,755.33	340

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	333,406.80
Aggregate Net Losses/(Gains) - February 2026	45,259.78
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	-0.38%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	0.76%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.85%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	25.69

Flow of Funds	$ Amount
Collections	10,545,825.41
Investment Earnings on Cash Accounts	14,724.54
Servicing Fee	(150,479.80)
Transfer to Collection Account	-
Available Funds	10,410,070.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	375,524.58
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders’ Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders’ Third Priority Principal Distributable Amount	4,190,547.36
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	603,851.66

Total Distributions of Available Funds	10,410,070.15

Servicing Fee	150,479.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	168,063,468.09
Principal Paid	9,271,900.41
Note Balance @ 03/16/26	158,791,567.68

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-3
Note Balance @ 02/17/26	23,883,468.09
Principal Paid	9,271,900.41
Note Balance @ 03/16/26	14,611,567.68
Note Factor @ 03/16/26	5.7776068%

Class A-4
Note Balance @ 02/17/26	98,700,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	98,700,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	30,350,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	30,350,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	15,130,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	15,130,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	534,318.08
Total Principal Paid	9,271,900.41
Total Paid	9,806,218.49

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	72,844.58
Principal Paid	9,271,900.41
Total Paid to A-3 Holders	9,344,744.99

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5280971
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1639491
Total Distribution Amount	9.6920462

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2880371
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.6623187
Total A-3 Distribution Amount	36.9503558

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	451.96
Noteholders’ Principal Distributable Amount	548.04

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	5,058,901.50
Investment Earnings	13,583.13
Investment Earnings Paid	(13,583.13)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,460,093.74	$1,205,951.16	$2,032,990.12
Number of Extensions	85	68	109
Ratio of extensions to Beginning of Period Receivables Balance	0.81%	0.63%	1.00%